Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) - 25 February agreement
£ in Millions, $ in Millions
						48 Months Ended
	Mar. 12, 2018 instalment	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 GBP (£)	Feb. 25, 2021 instalment	Feb. 25, 2016 GBP (£)
Disclosure of contingent liabilities [line items]
Number Of Instalments Due						5
Dr Mallya
Disclosure of contingent liabilities [line items]
Global non-compete, non-interference, non-solicitation and standstill commitments term				5 years	5 years
Committed payment relating to disengagement agreements				$ 75	£ 53
Consideration payment period				5 years	5 years
Amount paid relating to disengagement agreements				$ 40	£ 28
Amount payable relating to disengagement agreements in equal installments				7			£ 5
Installments relating to disengagement agreements, not liable to pay due to breaches of several provisions				7	5
Repayment demanded of original amount paid				40	28
Number Of Disputed Instalments	2
Watson Limited
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings				$ 141	96
Damages related to breach of associated security documents		$ 142	£ 105
United Breweries Overseas Limited
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings | £					£ 30